Quarterly Report
March 31, 2022
MFS®  Global Real
Estate Portfolio
MFS® Variable Insurance Trust III
VRE-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.3%
Brokerage & Asset Managers – 0.8%
Brookfield Asset Management, Inc., “A”	28,098	$1,588,583
Construction – 7.9%
American Homes 4 Rent, “A”, REIT	149,442	$5,982,163
AvalonBay Communities, Inc., REIT	23,392	5,809,871
Mid-America Apartment Communities, Inc., REIT	21,786	4,563,078
		$16,355,112
Engineering - Construction – 1.6%
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	732,971	$1,401,821
Fibra Uno Administracion S.A. de C.V., REIT	1,531,790	1,794,404
		$3,196,225
Forest & Paper Products – 3.9%
Rayonier, Inc., REIT	103,237	$4,245,105
Weyerhaeuser Co., REIT	98,215	3,722,349
		$7,967,454
Medical & Health Technology & Services – 3.5%
Encompass Health Corp.	32,160	$2,286,898
Welltower, Inc., REIT	51,447	4,946,114
		$7,233,012
Network & Telecom – 3.7%
Equinix, Inc., REIT	10,394	$7,708,398
Real Estate – 69.6%
Advance Residence Investment Corp., REIT	971	$2,747,737
Alexandria Real Estate Equities, Inc., REIT	20,396	4,104,695
Allied Properties, REIT	42,638	1,590,377
Ascendas India Trust, REIT	1,597,500	1,397,975
Big Yellow Group PLC, REIT	184,746	3,717,930
Boston Properties, Inc., REIT	22,096	2,845,965
Brixmor Property Group, Inc., REIT	150,888	3,894,419
CapitaLand Investment Ltd. (a)	1,086,500	3,185,175
Douglas Emmett, Inc., REIT	63,093	2,108,568
Embassy Office Parks, REIT	386,978	1,891,530
Equity Lifestyle Properties, Inc., REIT	61,759	4,723,328
ESR Cayman Ltd. (a)	1,092,000	3,380,618
Extra Space Storage, Inc., REIT	30,897	6,352,423
Goodman Group, REIT	339,494	5,766,225
Grainger PLC	832,556	3,180,820
Granite REIT	52,778	4,068,907
Heiwa Real Estate Co. Ltd.	14,600	473,113
Host Hotels & Resorts, Inc., REIT	229,849	4,465,966
Japan Logistics Fund, Inc., REIT	856	2,232,463
Katitas Co. Ltd.	151,100	4,156,902
LEG Immobilien SE	22,293	2,546,313
Mapletree Logistics Trust, REIT	1,094,031	1,488,431
National Retail Properties, Inc., REIT	73,403	3,298,731
National Storage, REIT	1,828,689	3,665,233
Parkway Real Estate LLC, REIT	97,400	336,990
Phillips Edison & Co., REIT	102,888	3,538,318
Prologis, Inc., REIT	101,192	16,340,484
Rural Funds Group, REIT	99,662	218,511
Shaftesbury PLC, REIT	452,125	3,646,607

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Shurgard Self Storage S.A.	50,516	$3,136,638
Simon Property Group, Inc., REIT	48,287	6,352,638
Sino Land Co. Ltd.	1,494,613	1,929,655
STAG Industrial, Inc., REIT	72,170	2,984,230
Star Asia Investment Corp., REIT	2,022	1,031,429
STORE Capital Corp., REIT	33,346	974,704
Sun Communities, Inc., REIT	26,622	4,666,570
Swire Properties Ltd.	970,800	2,406,969
Unite Group PLC, REIT	103,105	1,562,106
Urban Edge Properties, REIT	159,258	3,041,828
VICI Properties, Inc., REIT	141,691	4,032,526
Vonovia SE, REIT	107,084	5,006,950
Warehouses De Pauw, REIT	108,773	4,687,151
		$143,178,148
Specialty Stores – 0.3%
Multiplan Empreendimentos Imobiliarios S.A.	127,283	$654,454
Telecommunications - Wireless – 3.9%
American Tower Corp., REIT	10,972	$2,756,386
Cellnex Telecom S.A.	75,522	3,619,924
SBA Communications Corp., REIT	4,613	1,587,333
		$7,963,643
Telephone Services – 1.1%
Helios Tower PLC (a)	1,452,012	$2,201,180
Total Common Stocks		$198,046,209
Investment Companies (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 0.21% (v)	7,254,581	$7,254,581

Other Assets, Less Liabilities – 0.2%		319,352
Net Assets – 100.0%		$205,620,142
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,254,581 and $198,046,209, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$117,333,088	$—	$—	$117,333,088
United Kingdom	—	12,107,463	—	12,107,463
Japan	6,011,629	4,630,015	—	10,641,644
Australia	218,511	9,431,458	—	9,649,969
Belgium	—	7,823,789	—	7,823,789
Hong Kong	—	7,717,242	—	7,717,242
Germany	2,546,313	5,006,950	—	7,553,263
Canada	7,247,867	—	—	7,247,867
Singapore	—	6,408,571	—	6,408,571
Other Countries	6,051,859	5,511,454	—	11,563,313
Mutual Funds	7,254,581	—	—	7,254,581
Total	$146,663,848	$58,636,942	$—	$205,300,790
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,160,356	$11,785,852	$8,691,627	$—	$—	$7,254,581
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,148	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2022, are as follows:
United States	60.8%
United Kingdom	5.9%
Japan	5.2%
Australia	4.7%
Belgium	3.8%
Hong Kong	3.7%
Germany	3.7%
Canada	3.5%
Singapore	3.1%
Other Countries	5.6%
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
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